Due to Banks - Summary of Due to Banks (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Due to Bank [Line Items]
Total due to banks	₸ 16,183	₸ 24,474
Time Deposits of Banks and Other Financial Institutions
Due to Bank [Line Items]
Total due to banks	16,183	323
Repurchase Agreements
Due to Bank [Line Items]
Total due to banks	₸ 0	₸ 24,151